DIVIDENDS RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 707,875	R$ 443,142
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	21,867	14,453
MGE Transmisso S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	9,631	10,498
Lajeado Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	22,000	101,318
Interligao Eltrica do Madeira S.A. - IE Madeira
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	50,116	60,238
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	250,310	40,431
Belo Monte Transmissora de Energia S. A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	41,898	37,964
Manaus Construtora LTDA
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		23,298
Energtica guas da Pedra S.A. - EAPSA
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	7,354	21,854
Companhia Estadual de Gerao de Energia Eltrica - CEEE-G
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		18,522
CEB Lajeado S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	28,163	17,267
Mata de Santa Genebra Transmisso S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	13,280	13,560
Gois Transmisso S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	19,783	10,594
STN - Sistema de Transmisso Nordeste S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		9,428
Retiro Baixo Energtica S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	5,761	7,072
Paulista Lajeado Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	11,786	5,371
Paranaba Transmissora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	9,668	4,997
Transenergia So Paulo S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	8,275	2,691
Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		4,064
Baguari Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	2	6,511
Others
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 207,981	R$ 33,011